Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions		Jul. 31, 2024	Oct. 31, 2023
Assets
Cash and due from banks	[1]	$ 55,230	$ 61,989
Interest-bearing deposits with banks		57,409	71,086
Securities
Trading		180,441	190,151
Investment, net of applicable allowance (Note 4)		250,744	219,579
Securities		431,185	409,730
Assets purchased under reverse repurchase agreements and securities borrowed		325,401	340,191
Loans (Note 5)
Retail		619,452	569,951
Wholesale		358,143	287,826
Loans		977,595	857,777
Allowance for loan losses (Note 5)		(5,798)	(5,004)
Loans, net		971,797	852,773
Other
Customers' liability under acceptances		677	21,695
Derivatives		115,659	142,450
Premises and equipment		6,943	6,749
Goodwill		19,125	12,594
Other intangibles		8,032	5,903
Other assets		84,649	81,371
Total other assets		235,085	270,762
Total assets		2,076,107	2,006,531
Deposits (Note 7)
Personal		510,542	441,946
Business and government		809,380	745,075
Bank		41,343	44,666
Total deposits		1,361,265	1,231,687
Other
Acceptances		708	21,745
Obligations related to securities sold short		33,972	33,651
Obligations related to assets sold under repurchase agreements and securities loaned		304,373	335,238
Derivatives		126,884	142,629
Insurance contract liabilities (Note 8)		21,153	19,026
Other liabilities		89,823	96,022
Total other liabilities		576,913	648,311
Subordinated debentures (Note 11)		13,437	11,386
Total liabilities		1,951,615	1,891,384
Equity attributable to shareholders
Retained earnings		86,065	81,715
Other components of equity		8,048	6,852
Total equity attributable to shareholders		124,391	115,048
Non-controlling interests		101	99
Total equity		124,492	115,147
Total liabilities and equity		2,076,107	2,006,531
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 11)		9,492	7,314
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 11)		$ 20,786	$ 19,167

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $xx billion as at July 31, 2024 (April 30, 2024 – $2 billion; October 31, 2023 – $3 billion; July 31, 2023 – $2 billion; October 31, 2022 – $2 billion).